Intangible Assets (Details) - Schedule of Intangible Assets Finite Lives Attributable to Future Periods	Jun. 30, 2024 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2025	$ 12,370
2026	12,370
2027	12,370
2028	12,370
2029	12,370
Thereafter	185,550
Total	$ 247,400